Trade Receivables (Tables)	12 Months Ended
Mar. 31, 2021
Trade receivables.
Schedule of trade receivables

	At March 31,
	2021	2020	2019
	€M	€M	€M
Trade receivables	18.6	67.5	59.6
Allowance for impairment	—	—	(0.1)
	18.6	67.5	59.5